CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Q1) UNAUDITED - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 5,668,869	$ 6,587,097	$ 9,506,587	$ 11,330,705
Receivables from brokers and clearing organizations	299,210	808,686		194,676
Receivables from affiliates	171,981	30,625		19,199
Deposits with clearing organizations	200,000	200,000		200,000
Income taxes receivable (including deferred tax asset of $11,498 and $2,930, respectively)	306,632	184,396		352,599
Fixed assets, net of accumulated depreciation of $31,472 and $28,435, respectively	41,418	44,456		55,839
Other assets	237,800	281,896		231,182
Total assets	6,925,910	8,137,156		12,384,200
LIABILITIES AND EQUITY
Compensation payable	342,220	709,663		1,439,526
Payable to affiliates	220,588	985,632		218,788
Income tax payable	57,245	53,572		0
Accrued expenses and other liabilities	550,970	350,948		407,842
Total liabilities	1,171,023	2,099,815		2,066,156
Commitments and contingencies (Note 9)
Equity
Common stock, $0.01 par value; 100,000,000 shares authorized and 60,009,005 shares issued and outstanding	600,091	600,091		548,591
Additional paid-in capital	53,292,090	53,292,090		55,717,701
Accumulated deficit	(48,137,294)	(47,854,840)		(45,948,248)
Total equity	5,754,887	6,037,341	$ 9,277,402	10,318,044	$ 12,606
Total liabilities and equity	$ 6,925,910	$ 8,137,156		$ 12,384,200